Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Long-term Debt
Schedule of long-term debt

	September 30,	December 31,
	2016	2015
Term Loan A(a)	$249,808	$—
Term Loan B(b)	545,556	—
Revolver(c)	—	—
May 2014 First Lien	—	792,167
May 2014 Second Lien	—	262,878
May 2014 Revolver	—	—
Total debt	795,364	1,055,045
Less: debt issuance costs	11,322	20,975
Less: current portion	18,000	21,099
Total long-term debt	$766,042	$1,012,971

(a)

The Term Loan A matures on September 28, 2021 and requires quarterly principal payments of $3,125 for the fourth quarter of 2016, $3,125 per quarter in 2017 and 2018, $4,688 per quarter in 2019, $6,250 per quarter in 2020 and $9,375 per quarter for the first two quarters of 2021. The remainder of the outstanding Term Loan A borrowings are due on September 28, 2021. Any mandatory or voluntary prepayment will be applied against the remaining scheduled installments of principal payments in direct order of maturity, unless other direction of application is provided by us. Based on our periodic election, borrowings under the Term Loan A bear interest at either (a) the Alternate Base Rate (“ABR”) plus, based on our Secured Leverage Ratio (as defined in the Restated Credit Agreement), 1.25% - 2.00% for ABR loans or (b) the LIBO Rate (“LIBOR”) plus, based on our Secured Leverage Ratio, 2.25% to 3.00% for LIBOR loans. The ABR is equal to the highest of (i) the New York Federal Reserve Bank rate in effect on such date plus 0.50%, (ii) the LIBOR plus 1.00% and (iii) the prime commercial lending rate of the administrative agent as in effect on the relevant day. The interest period applicable to any LIBOR borrowing is one,  two,  three or six months, at the election of the borrower. Interest on LIBOR loans is payable the last day of the applicable interest period and, in the case of an interest period of more than three months’ duration, each day on which interest would have been payable had successive interest periods of three months’s duration been applicable to such borrowing. The interest rate in effect was 3.6% at September 28, 2016.

(b)

The Term Loan B matures September 28, 2023 and requires quarterly principal payments of $1,375 with all remaining borrowings due on September 28, 2023. Based on our periodic election, borrowings under the Term Loan B bear interest at either (a) the ABR plus 1.75% for ABR loans or (b) the LIBOR plus 2.75% for LIBOR loans. The ABR is equal to the highest of (i) the New York Federal Reserve Bank rate in effect on such date plus 0.50%, (ii) LIBOR plus 1.00%, (iii) the prime commercial lending rate of the administrative agent as in effect on the relevant day and (iv) 1.75%. LIBOR is equal to the higher of (a) the published LIBOR or (b) 0.75%. If our corporate credit rating from Moody’s Investor Service, Inc. is Ba3 or better and our corporate family rating from Standard & Poor’s Financial Services, LLC is BB- or better, the margin will be reduced by 0.25% per annum for as long as such ratings are maintained. The interest period applicable to any LIBOR borrowing is one,  two,  three or six months, at the election of the borrower. Interest on LIBOR loans is payable the last day of the applicable interest period and, in the case of an interest period of more than three months’ duration, each day on which interest would have been payable had successive interest periods of three months’s duration been applicable to such borrowing.The interest rate in effect was 3.6% at September 28, 2016.

(c)

The Revolver expires September 28, 2021. Interest for any borrowings under the Revolver is payable over one, two,  three or six months at our election. A commitment fee is payable quarterly based on the unused portion of the Revolver commitment which ranges from 0.30% to 0.50% per annum based on certain financial tests. Based on our periodic election, borrowings under the Revolver bear interest at either (a) ABR plus, based on our Secured Leverage Ratio, 1.25% - 2.00% for ABR loans or (b) LIBOR plus, based on our Secured Leverage Ratio, 2.25% to 3.00% for LIBOR loans. The ABR is equal to the highest of (i) the New York Federal Reserve Bank rate in effect on such date plus 0.50%, (ii) the LIBOR plus 1.00% and (iii) the prime commercial lending rate of the administrative agent as in effect on the relevant day. There were no borrowings outstanding under the Revolver as of September 30, 2016. The interest rate in effect was 3.6% at September 28, 2016.

	December 31,
	2015	2014
May 2014 First Lien(a)	$792,167	$798,605
May 2014 Second Lien(b)	262,878	262,560
May 2014 Revolver(c)	—	—
Total debt	1,055,045	1,061,165
Less: debt issuance costs	20,975	27,227
Less: current portion	21,099	8,100
Total long‑term debt	$1,012,971	$1,025,838
(a)

The May 2014 First Lien, as amended, expires May 2021 and requires quarterly principal payments of $2,025. The quarterly principal payment may be reduced by any amounts of mandatory or voluntary prepayment. Any mandatory or voluntary prepayment shall be applied against the remaining scheduled installments of principal payments in direct order of maturity, unless other direction of application is provided by us. Interest on the May 2014 First Lien is payable over periods of one,  two,  three or six months at the election of the borrower. Based on our periodic election, borrowings under the May 2014 First Lien bear interest at either (a) the Alternate Base Rate (ABR) plus 2.50% for ABR Loans, or (b) the LIBO Rate (“LIBOR”) plus 3.50% for LIBOR Loans. The ABR is equal to the higher of (a) the Federal Funds Effective Rate plus 0.50%; (b) the published one month LIBOR plus 1.00%; (c) the Prime Rate; or (d) 2.00%. The LIBOR is equal to the higher of (a) the LIBOR or (b) 1.00%. The interest rate in effect was 4.50% at December 31, 2015 and 5.00% at December 31, 2014. Following a qualified IPO, borrowings under the May 2014 First Lien bear interest at either (a) the ABR plus 2.25%, or (b) the LIBOR plus 3.25%.

(b)

The May 2014 Second Lien expires May 2022 with the total principal balance due at maturity. Interest on the May 2014 Second Lien is payable over periods of one,  two,  three, or six months at the election of the borrower. Based on our periodic election, borrowings under the May 2014 Second Lien bear interest at either (a) the ABR plus 6.00% for ABR Loans or (b) LIBOR plus 7.00% for LIBOR Loans. The ABR is equal to the higher of (a) the Federal Funds Effective Rate plus 0.50% (b) the published one month LIBOR plus 1.00%; (c) the Prime Rate; or (d) 2.00%. The LIBOR is equal to the higher of (a) the LIBOR or (b) 1.00%. The interest rate in effect was 8.00% at December 31, 2015 and December 31, 2014. Following a qualified IPO, borrowings under the May 2014 Second Lien bear interest at either (a) the ABR plus 5.75% for ABR Loans, or (b) the LIBOR plus 6.75% for LIBOR Loans.

(c)

The May 2014 Revolver expires May 2019 with interest payable over periods of one,  two,  three or six months at the election of the borrower. A commitment fee is payable quarterly based on the daily unused portion of the Revolver balance which ranges from an annual rate of 0.375% to 0.50% based on certain financial tests. The commitment fee was 0.375% and 0.50% at December 31, 2015 and 2014, respectively. Based on our periodic election, borrowings under the Revolver bear interest at either (a) the ABR plus 1.75% to 2.25% for ABR Loans based on certain financial tests or (b) the LIBOR plus 2.75% to 3.25% for LIBOR Loans based on certain financial tests. The ABR is equal to the higher of (a) the Federal Funds Effective Rate plus 0.50%; (b) the published one month LIBOR plus 1.00%; or (c) the Prime Rate. The LIBOR is equal to the higher of (a) the LIBOR or (b) 1.00%. The interest rate in effect was 4.00% and 4.25% at December 31, 2015 and December 31, 2014, respectively. At December 31, 2015 and December 31, 2014, we had $3,526 and $150 of letters of credit outstanding, respectively, which reduce the amount available for borrowing. There were no borrowings outstanding under the May 2014 Revolver as of December 31, 2015 or December 31, 2014.